Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000027887 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027887 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027887 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027887 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027887 | Rockwell Automation, Inc. - ABFR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027887 | Galderma Group AG - ABFR_ACI2N9FJ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027887 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027887 | Cummins, Inc. - ABFR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027887 | NXP Semiconductors NV - ABFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027887 | Emerson Electric Co. - ABFR_291011104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027887 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027887 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027887 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027887 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000027887 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027887 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027887 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027887 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027887 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027887 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027887 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027887 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027887 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027887 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027887 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027887 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027887 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027887 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027887 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000027887 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000027887 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000027887 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000027887 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027887 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027887 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027887 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027887 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027887 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027887 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027884 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027884 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027884 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027884 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027884 | Rockwell Automation, Inc. - ABFR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027884 | Galderma Group AG - ABFR_ACI2N9FJ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027884 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027884 | Cummins, Inc. - ABFR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027884 | NXP Semiconductors NV - ABFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027884 | Emerson Electric Co. - ABFR_291011104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027884 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027884 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027884 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027884 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000027884 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027884 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027884 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027884 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027884 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027884 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027884 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027884 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027884 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027884 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027884 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027884 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027884 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027884 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027884 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000027884 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000027884 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000027884 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000027884 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027884 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027884 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027884 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027884 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027884 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027884 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027886 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027886 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027886 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027886 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027886 | Rockwell Automation, Inc. - ABFR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027886 | Galderma Group AG - ABFR_ACI2N9FJ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027886 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027886 | Cummins, Inc. - ABFR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027886 | NXP Semiconductors NV - ABFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027886 | Emerson Electric Co. - ABFR_291011104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027886 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027886 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027886 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027886 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000027886 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027886 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027886 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027886 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027886 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027886 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027886 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027886 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027886 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027886 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027886 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027886 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027886 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027886 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027886 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000027886 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000027886 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000027886 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000027886 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027886 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027886 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027886 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027886 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027886 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027886 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027890 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027890 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027890 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027890 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027890 | Rockwell Automation, Inc. - ABFR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027890 | Galderma Group AG - ABFR_ACI2N9FJ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027890 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027890 | Cummins, Inc. - ABFR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027890 | NXP Semiconductors NV - ABFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027890 | Emerson Electric Co. - ABFR_291011104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027890 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027890 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027890 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027890 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000027890 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027890 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027890 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027890 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027890 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027890 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027890 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027890 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027890 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027890 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027890 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027890 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027890 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027890 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000027890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000027890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000027890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000027890 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027890 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027890 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027890 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027890 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230903 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230903 | Alphabet, Inc. - ABFR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230903 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230903 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230903 | Rockwell Automation, Inc. - ABFR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230903 | Galderma Group AG - ABFR_ACI2N9FJ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230903 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230903 | Cummins, Inc. - ABFR_231021106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230903 | NXP Semiconductors NV - ABFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230903 | Emerson Electric Co. - ABFR_291011104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230903 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230903 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230903 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230903 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000230903 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000230903 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230903 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230903 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230903 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230903 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230903 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230903 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230903 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230903 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230903 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230903 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230903 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230903 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230903 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000230903 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000230903 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000230903 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000230903 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230903 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230903 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230903 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230903 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230903 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230903 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%